Inventories	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventories
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2020	2019
Raw materials	$1,657	$919
Finished goods including machinery	507	422

	$2,164	$1,341

b.	During the years ended December 31, 2020, the Company recorded inventory write-offs as a result of product end of life in the amount of $ 2,088.